UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 674,219	$ 104,370	$ 310	$ 1,905,720	$ 413,791	$ 969,288
Loss from operations	(674,219)	(104,370)	(310)	(1,905,720)	(413,791)	(969,288)
Other income
Change in fair value of warrants	250,000	225,000		1,675,000	800,000	475,000
Trust interest income	261,295	739		342,986	5,084	6,299
Total other income	511,295	225,739		2,017,986	805,084	481,299
(Loss) income before provision for income taxes	(162,924)	121,369		112,266	391,293
Provision for income taxes	(8,083)	0		(8,083)	0	0
Net (loss) income	$ (171,007)	$ 121,369	$ (310)	$ 104,183	$ 391,293	$ (487,989)
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	5,750,000	5,750,000		5,750,000	5,076,007	5,259,589
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ 0.02		$ 0.01	$ 0.06	$ (0.07)
Basic and diluted weighted average shares outstanding, common stock (in Shares)	1,537,500	1,537,500	1,537,500	1,537,500	1,537,500	1,537,500
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.02)	$ 0.02	$ 0	$ 0.01	$ 0.06	$ (0.07)